Stockholders’ Equity (Details Narrative)			3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) shares	Mar. 31, 2026 $ / shares shares	Mar. 31, 2026 $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cancelled, number of options							55,000			110,000
Exercise price | $ / shares										$ 0.18
Expired, number of options							1,795,600			1,930,400
Aggregate intrinsic value for options | $										$ 784,196
Share-based payment arrangement, expense | $			$ 44,174			$ 45,581	89,212		$ 89,449
2015 Stock Option Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based payment arrangement, expense | $							$ 44,174		$ 45,581
Share-based compensation arrangement, weighted average grant | $ / shares							$ 0.17		$ 0.20
2015 Stock Option Plan [Member] | Employee Stock Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cancelled, number of options	200,000	200,000		789,000	789,000		1,006,000
Exercise price | (per share)	$ 0.53	$ 0.66		$ 0.39	$ 0.50		$ 0.81	$ 1.02
Expired, number of options				55,000	55,000
Equity Awards Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued and outstanding percentage							10.00%			10.00%
Description limits of equity awards plan							The plan is subject to the following limits (in addition to the 10% fixed cap) for so long as the Shares are listed and posted for trading on the TSXV: (i) not more than two (2%) percent of the Company’s issued and outstanding Shares, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, may be granted to any one Consultant in any 12 month period; (ii) unless the Company has obtained Disinterested Shareholder Approval, not more than five (5%) percent of the Company’s issued and outstanding Shares, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, may be issued to any one Person in any 12 month period; (iii) Investor Relations Service Providers shall not be eligible to receive any Awards; (iv) the aggregate number of Shares issuable to Insiders at any time under this Plan, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, unless the Company has obtained Disinterested Shareholder Approval, shall not exceed ten (10%) percent of the Company’s issued and outstanding Shares; (v) the aggregate number of Shares issuable to Insiders within any one (1) year period under this Plan, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, unless the Company has obtained Disinterested Shareholder Approval, shall not exceed ten (10%) percent of the Company’s issued and outstanding Share.
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuances of common stock			0			0